Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ (1,633,508)	$ 5,588,766
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,995,277	(4,490,529)
SUPERFUND GOLD, L.P.- SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(762,430)	2,821,436
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	744,902	(2,076,739)
SUPERFUND GOLD, L.P.- SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(871,078)	2,767,330
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,250,375	(2,413,790)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	263,199	(119,549)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	40,809	(148,534)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(1,896,707)	5,708,315
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	1,954,468	(4,341,995)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	141,902	(23,086)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	7,924	(84,698)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(904,332)	2,844,522
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	736,978	(1,992,041)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	121,297	(96,463)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	32,885	(63,836)
Net Realized And Unrealized Gain Loss On Futures And Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A | Future
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(992,375)	2,863,793
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ 1,217,490	$ (2,349,954)